(12) INVESTMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investments Details Abstract
Permanent equity interests - equity method of the joint venture	R$ 970,302	R$ 990,910
Permanent equity interests - fair value of assets, net	10,060	10,640
Total	R$ 980,362	R$ 1,001,550